                                                       -------------------------
                                                              OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578
                                                       Expires: May 31, 2007
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                                                       hours per response: 21.09
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-03443

                                 AIM Summit Fund
               (Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas                              77046
 (Address of principal executive offices)                             (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Item 1.  Schedule of Investments.

                                 AIM SUMMIT FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2006



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com                 SUM-QTR-1 1/06           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)



                                                                              SHARES                               VALUE
------------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--80.54%
AEROSPACE & DEFENSE--0.92%
Lockheed Martin Corp.                                                               94,700                       $  6,406,455
------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                         (a)                              282,224                         16,473,415
==============================================================================================================================
                                                                                                                   22,879,870
==============================================================================================================================

APPLICATION SOFTWARE--0.77%

Amdocs Ltd.                                       (b)                              233,800                          7,528,360
------------------------------------------------------------------------------------------------------------------------------
Intuit Inc.                                       (a)(b)                           220,000                         11,512,600
==============================================================================================================================
                                                                                                                   19,040,960
==============================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.73%

Franklin Resources, Inc.                                                            90,600                          8,924,100
------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Group Inc.                                                           120,400                          9,202,172
==============================================================================================================================
                                                                                                                   18,126,272
==============================================================================================================================

BIOTECHNOLOGY--3.27%
Amgen Inc.                                        (b)                              449,400                         32,756,766
------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.                                     (b)                              263,413                         18,686,518
------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                             (b)                              487,800                         29,692,386
==============================================================================================================================
                                                                                                                   81,135,670
==============================================================================================================================

COMMODITY CHEMICALS--0.41%
Lyondell Chemical Co.                             (a)                              425,000                         10,204,250
==============================================================================================================================

COMMUNICATIONS EQUIPMENT--3.23%
Cisco Systems, Inc.                               (b)                            1,724,300                         32,020,251
------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                     (a)                              810,000                         38,847,600
------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                           216,600                          9,261,816
==============================================================================================================================
                                                                                                                   80,129,667
==============================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.42%
Best Buy Co., Inc.                                (a)                              203,700                         10,319,442
==============================================================================================================================

COMPUTER HARDWARE--1.01%
Apple Computer, Inc.                              (b)                              195,000                         14,724,450
------------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                         (b)                              356,200                         10,440,222
==============================================================================================================================
                                                                                                                   25,164,672
==============================================================================================================================




SUM-QTR-1                             F-1

                                                                                 SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--2.80%
EMC Corp.                                         (b)                            1,728,000                        $23,155,200
------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.                                     (a)(b)                           375,300                         25,280,208
------------------------------------------------------------------------------------------------------------------------------
Western Digital Corp.                             (b)                              962,200                         21,033,692
==============================================================================================================================
                                                                                                                   69,469,100
==============================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--1.16%
Caterpillar Inc.                                  (a)                              230,000                         15,617,000
------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                        182,000                         13,060,320
==============================================================================================================================
                                                                                                                   28,677,320
==============================================================================================================================

CONSUMER ELECTRONICS--1.57%
Garmin Ltd.                                       (a)                              212,300                         13,207,183
------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.             (a)                              233,700                         25,707,000
==============================================================================================================================
                                                                                                                   38,914,183
==============================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.12%
First Data Corp.                                                                   423,000                         19,077,300
------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                     (a)                              240,000                          8,724,000
==============================================================================================================================
                                                                                                                   27,801,300
==============================================================================================================================

DIVERSIFIED CHEMICALS--1.30%
Dow Chemical Co. (The)                                                             492,800                         20,845,440
------------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours and Co.                   (a)                              291,500                         11,412,225
==============================================================================================================================
                                                                                                                   32,257,665
==============================================================================================================================

DIVERSIFIED METALS & MINING--1.63%
Phelps Dodge Corp.                                                                 251,700                         40,397,850
==============================================================================================================================

EDUCATION SERVICES--0.53%
Apollo Group, Inc.-Class A                        (a)(b)                           237,700                         13,232,759
==============================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.30%
Emerson Electric Co.                                                               166,000                         12,856,700
------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                         (a)                              292,000                         19,292,440
==============================================================================================================================
                                                                                                                   32,149,140
==============================================================================================================================

FOOTWEAR--0.58%
NIKE, Inc.-Class B                                                                 177,100                         14,336,245
==============================================================================================================================

GENERAL MERCHANDISE STORES--0.74%
Target Corp.                                                                       335,062                         18,344,644
==============================================================================================================================

HEALTH CARE DISTRIBUTORS--0.26%
Schein (Henry), Inc..                             (a)(b)                           138,500                          6,459,640
==============================================================================================================================



SUM-QTR-1                              F-2

                                                                                   SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--3.13%
Becton, Dickinson and Co.                                                          287,100                        $18,604,080
------------------------------------------------------------------------------------------------------------------------------

Biomet, Inc.                                      (a)                              242,600                          9,172,706
------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.                            (a)(b)                           313,400                         15,397,342
------------------------------------------------------------------------------------------------------------------------------
Waters Corp.                                      (b)                              421,695                         17,690,105
------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.                             (a)(b)                           242,305                         16,706,930
==============================================================================================================================
                                                                                                                   77,571,163
==============================================================================================================================

HEALTH CARE SUPPLIES--1.11%
Alcon, Inc.                                       (a)                              215,000                         27,502,800
==============================================================================================================================

HOME IMPROVEMENT RETAIL--0.31%
Lowe's Cos., Inc.                                 (a)                              122,303                          7,772,356
==============================================================================================================================

HOMEFURNISHING RETAIL--0.73%
Bed Bath & Beyond Inc.                            (b)                              483,400                         18,083,994
==============================================================================================================================

HOUSEHOLD APPLIANCES--0.50%
Black & Decker Corp. (The)                                                         144,300                         12,453,090
==============================================================================================================================

HOUSEHOLD PRODUCTS--1.74%
Clorox Co. (The)                                  (a)                              299,000                         17,895,150
------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                         428,500                         25,380,055
==============================================================================================================================
                                                                                                                   43,275,205
==============================================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.62%
Robert Half International Inc.                    (a)                              424,000                         15,488,720
==============================================================================================================================

INDUSTRIAL CONGLOMERATES--1.05%
3M Co.                                            (a)                              191,900                         13,960,725
------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                               373,000                         12,215,750
==============================================================================================================================
                                                                                                                   26,176,475
==============================================================================================================================

INDUSTRIAL MACHINERY--3.04%
Eaton Corp.                                                                        257,000                         17,013,400
------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                          (a)                              205,000                         17,279,450
------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd.-Class A                                                    211,200                          8,293,824
------------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                               100,000                         10,250,000
------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                              300,000                         22,731,000
==============================================================================================================================
                                                                                                                   75,567,674
==============================================================================================================================



SUM-QTR-1                              F-3

                                                                                   SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------
INTEGRATED OIL & GAS--4.87%
Chevron Corp.                                     (a)                              194,500                        $11,549,410
------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                    (a)                              357,000                         23,097,900
------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                  674,000                         42,293,500
------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                        (a)                              449,000                         43,871,790
==============================================================================================================================
                                                                                                                  120,812,600
==============================================================================================================================

INTERNET RETAIL--1.05%
eBay Inc.                                         (a)(b)                           602,135                         25,952,018
==============================================================================================================================

INTERNET SOFTWARE & SERVICES--0.97%
Yahoo! Inc.                                       (b)                              700,000                         24,038,000
==============================================================================================================================

INVESTMENT BANKING & BROKERAGE--2.99%
Goldman Sachs Group, Inc. (The)                   (a)                              124,500                         17,585,625
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                     (a)                              131,500                         18,469,175
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                          276,850                         20,783,129
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                     284,200                         17,464,090
==============================================================================================================================
                                                                                                                   74,302,019
==============================================================================================================================

MANAGED HEALTH CARE--2.21%
Aetna Inc.                                                                         164,900                         15,962,320
------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc.                        (a)(b)                           308,400                         18,371,388
------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                            346,700                         20,600,914
==============================================================================================================================
                                                                                                                   54,934,622
==============================================================================================================================

OIL & GAS DRILLING--2.91%
ENSCO International Inc.                                                           369,878                         18,908,163
------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                373,000                         22,771,650
------------------------------------------------------------------------------------------------------------------------------
Transocean Inc.                                   (b)                              377,474                         30,632,015
==============================================================================================================================
                                                                                                                   72,311,828
==============================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--4.91%
Baker Hughes Inc.                                 (a)                              649,700                         50,312,768
------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                    564,701                         44,921,965
------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd.                    (b)                              593,840                         26,592,155
==============================================================================================================================
                                                                                                                  121,826,888
==============================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--3.37%
Apache Corp.                                                                       530,350                         40,057,336
------------------------------------------------------------------------------------------------------------------------------
Burlington Resources Inc.                                                          139,200                         12,703,392
------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                 453,700                         30,946,877
==============================================================================================================================
                                                                                                                   83,707,605
==============================================================================================================================



SUM-QTR-1                              F-4

                                                                                   SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------
OIL & GAS REFINING & MARKETING--3.39%
Sunoco, Inc.                                      (a)                              380,000                        $36,176,000
------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                769,400                         48,033,642
==============================================================================================================================
                                                                                                                   84,209,642
==============================================================================================================================

PACKAGED FOODS & MEATS--1.43%
Hershey Co. (The)                                 (a)                              372,000                         19,046,400
------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                       (a)                              383,000                         16,430,700
==============================================================================================================================
                                                                                                                   35,477,100
==============================================================================================================================

PHARMACEUTICALS--3.51%
Allergan, Inc.                                    (a)                               85,000                          9,894,000
------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                  660,900                         38,028,186
------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                        927,539                         23,819,202
------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                              331,240                         15,319,850
==============================================================================================================================
                                                                                                                   87,061,238
==============================================================================================================================

PROPERTY & CASUALTY INSURANCE--1.01%
ACE Ltd.                                                                           455,701                         24,949,630
==============================================================================================================================

RAILROADS--1.88%
Burlington Northern Santa Fe Corp.                                                 274,900                         22,024,988
------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                             494,400                         24,640,896
==============================================================================================================================
                                                                                                                   46,665,884
==============================================================================================================================

RESTAURANTS--0.44%
McDonald's Corp.                                                                   312,800                         10,951,128
==============================================================================================================================

SEMICONDUCTORS--1.09%
Intel Corp.                                                                        848,000                         18,036,960
------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.                     (b)                              130,000                          8,894,600
==============================================================================================================================
                                                                                                                   26,931,560
==============================================================================================================================

SOFT DRINKS--0.99%
PepsiCo, Inc.                                                                      431,000                         24,644,580
==============================================================================================================================

SPECIALIZED FINANCE--0.82%
Moody's Corp.                                     (a)                              323,000                         20,452,360
==============================================================================================================================

SPECIALTY STORES--1.41%
Michaels Stores, Inc.                             (a)                              383,000                         12,880,290
------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                      583,350                         13,831,229
------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                     (a)                              218,000                          8,218,600
==============================================================================================================================
                                                                                                                   34,930,119
==============================================================================================================================



SUM-QTR-1                              F-5

                                                                                  SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------
STEEL--1.91%
Nucor Corp.                                       (a)                              154,000                     $   12,971,420
------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                          577,500                         34,505,625
==============================================================================================================================
                                                                                                                   47,477,045
==============================================================================================================================

SYSTEMS SOFTWARE--2.47%
McAfee Inc.                                       (b)                              738,000                         17,114,220
------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                    917,800                         25,836,070
------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                      (b)                            1,464,100                         18,403,737
==============================================================================================================================
                                                                                                                   61,354,027
==============================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.93%
Sprint Nextel Corp.                                                              1,011,063                         23,143,232
==============================================================================================================================


Total Domestic Common Stocks (Cost
$1,387,968,810)                                                                                                 1,999,065,251
==============================================================================================================================


FOREIGN STOCKS & OTHER EQUITY INTERESTS--15.16%
AUSTRALIA--1.01%
BHP Billiton Ltd. (Diversified Metals &
Mining)                                           (c)                            1,266,000                         24,961,109
==============================================================================================================================

BRAZIL--1.07%
Companhia Vale do Rio Doce-ADR (Steel)                                             519,000                         26,609,130
==============================================================================================================================

FINLAND--1.12%
Nokia Oyj-ADR (Communications Equipment)                                         1,517,000                         27,882,460
==============================================================================================================================

FRANCE--1.20%
Sanofi-Aventis (Pharmaceuticals)                  (c)                              326,066                         29,887,478
==============================================================================================================================

ISRAEL--0.54%
Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                                                                  311,165                         13,264,964
==============================================================================================================================



SUM-QTR-1                              F-6

                                                                                   SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------
JAPAN--6.26%
Bridgestone Corp. (Tires & Rubber)                (c)                              714,000                     $   14,497,969
------------------------------------------------------------------------------------------------------------------------------
FANUC Ltd. (Industrial Machinery)                                                  246,200                         21,676,932
------------------------------------------------------------------------------------------------------------------------------
Komatsu Ltd. (Construction & Farm Machinery &
Heavy Trucks)                                     (c)                              920,000                         16,947,591
------------------------------------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd.
(Consumer Electronics)                            (c)                              931,000                         20,254,021
------------------------------------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd.-ADR
(Consumer Electronics)                                                              51,600                          1,123,332
------------------------------------------------------------------------------------------------------------------------------
Millea Holdings, Inc. (Property & Casualty
Insurance)                                                                             690                         13,232,474
------------------------------------------------------------------------------------------------------------------------------
Mitsui O.S.K. Lines, Ltd. (Marine)                (a)(c)                         2,146,000                         19,410,336
------------------------------------------------------------------------------------------------------------------------------
Mitsui Sumitomo Insurance Co., Ltd. (Property
& Casualty Insurance)                                                            1,297,000                         15,918,858
------------------------------------------------------------------------------------------------------------------------------
Nippon Yusen Kabushiki Kaisha (Marine)            (a)                            2,584,000                         19,095,061
------------------------------------------------------------------------------------------------------------------------------
Trend Micro Inc. (Application Software)           (a)                              400,000                         13,330,492
==============================================================================================================================
                                                                                                                  155,487,066
==============================================================================================================================

MEXICO--0.72%
CEMEX, S.A. de C.V.-ADR (Construction
Materials)                                                                         272,250                         17,963,055
==============================================================================================================================

NETHERLANDS--0.70%
Koninklijke (Royal) Philips Electronics
N.V.-New York Shares (Consumer Electronics)                                        514,880                         17,336,010
==============================================================================================================================

SOUTH KOREA--1.70%
Hyundai Mipo Dockyard Co., Ltd. (Construction
&  Farm Machinery & Heavy Trucks)                                                  120,000                          7,999,585
------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank (Diversified Banks)                  (c)                              311,400                         24,813,750
------------------------------------------------------------------------------------------------------------------------------
POSCO-ADR (Steel)                                                                  162,089                          9,302,288
==============================================================================================================================
                                                                                                                   42,115,623
==============================================================================================================================

UNITED KINGDOM--0.84%
Rio Tinto PLC (Diversified Metals & Mining)       (c)                              405,000                         20,715,718
==============================================================================================================================

Total Foreign Stocks & Other Equity Interests
(Cost $305,795,262)                                                                                               376,222,613
==============================================================================================================================


MONEY MARKET FUNDS--4.47%
Liquid Assets Portfolio-Institutional Class       (d)                           55,511,044                         55,511,044
------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class          (d)                           55,511,044                         55,511,044
==============================================================================================================================

Total Money Market Funds (Cost $111,022,088)                                                                      111,022,088
==============================================================================================================================
TOTAL INVESTMENTS--100.17% (excluding
investments purchased with cash collateral
from securities loaned) (Cost $1,804,786,160)                                                                   2,486,309,952
==============================================================================================================================



SUM-QTR-1                             F-7

                                                                              SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED
MONEY MARKET FUNDS--17.17%
Liquid Assets Portfolio-Institutional Class       (d)(e)                       213,051,596                     $  213,051,596
------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class          (d)(e)                       213,051,596                        213,051,596
==============================================================================================================================
Total Money Market Funds (purchased with
cash collateral from securities loaned)
(Cost $426,103,192)                                                                                               426,103,192
==============================================================================================================================



TOTAL INVESTMENTS--117.34% (Cost
$2,230,889,352)                                                                                                 2,912,413,144
==============================================================================================================================
OTHER ASSETS LESS LIABILITIES--(17.34%)                                                                         (430,329,268)
==============================================================================================================================
NET ASSETS--100.00%                                                                                            $2,482,083,876
==============================================================================================================================


Investment Abbreviations:

ADR                                               American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2006.

(b)   Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2006 was $171,487,972, which represented 6.91% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.






SUM-QTR-1                             F-8

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the



SUM-QTR-1                             F-9
    independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.




SUM-QTR-1                             F-10

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                              CHANGE IN
                                                              UNREALIZED
                  VALUE       PURCHASES AT   PROCEEDS FROM   APPRECIATION       VALUE        DIVIDEND     REALIZED GAIN
FUND             10/31/05         COST           SALES      (DEPRECIATION)    01/31/06        INCOME         (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class          $  39,282,365  $ 104,985,264  $ (88,756,585)  $          --  $  55,511,044  $     498,132  $          --
-----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class             39,282,365    104,985,264    (88,756,585)             --     55,511,044        500,212             --
=======================================================================================================================
   SUBTOTAL    $  78,564,730  $ 209,970,528  $(177,513,170)  $          --  $ 111,022,088  $     998,344  $          --
=======================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                               CHANGE IN
                                                              UNREALIZED
                  VALUE       PURCHASES AT   PROCEEDS FROM   APPRECIATION      VALUE          DIVIDEND    REALIZED GAIN
FUND             10/31/05         COST           SALES      (DEPRECIATION)    01/31/06        INCOME*        (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class          $ 163,546,306  $ 173,684,066  $(124,178,776)  $          --  $ 213,051,596  $      32,521  $          --
-----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class            163,546,306    173,684,066   (124,178,776)             --    213,051,596         32,729             --
=======================================================================================================================
   SUBTOTAL    $ 327,092,612  $ 347,368,132  $(248,357,552)  $          --  $ 426,103,192  $      65,250  $          --
=======================================================================================================================
   TOTAL       $ 405,657,342  $ 557,338,660  $(425,870,722)  $          --  $ 537,125,280  $   1,063,594  $          --
=======================================================================================================================

* Net of compensation to counterparties.


NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day,



SUM-QTR-1                             F-11
following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At January 31, 2006, securities with an aggregate value of $416,629,337 were on loan to brokers. The loans were secured by cash collateral of $426,103,192 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2006, the Fund received dividends on cash collateral investments of $65,250 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $489,819,640 and $554,443,932 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    706,051,175
------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (27,392,703)
------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                     $    678,658,472
==========================================================================================
Cost of investments for tax purposes is $2,233,754,672.




SUM-QTR-1                             F-12

Item 2. Controls and Procedures.

     (a) As of March 21, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Act"). Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 21, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Summit Fund


By: /s/ ROBERT H. GRAHAM
    ------------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: March 31, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ ROBERT H. GRAHAM
    ------------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: March 31, 2006


By: /s/ SIDNEY M. DILGREN
    ------------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: March 31, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.